Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	124,900	$ 34,969,502
Banks - 1.5%
First Citizens BancShares, Inc., Class A	9,545	19,927,001
Building Products - 0.4%
Builders FirstSource, Inc. (A)	33,000	5,523,210
Chemicals - 1.9%
Mosaic Co.	816,800	24,316,136
Consumer Finance - 1.2%
Ally Financial, Inc.	356,792	16,059,208
Consumer Staples Distribution & Retail - 4.9%
Dollar General Corp.	45,300	5,453,667
Dollar Tree, Inc. (A)	143,500	14,972,790
US Foods Holding Corp. (A)	297,600	16,186,464
Walgreens Boots Alliance, Inc.	2,244,800	26,645,776
		63,258,697
Containers & Packaging - 1.7%
Graphic Packaging Holding Co.	739,500	22,258,950
Distributors - 1.5%
LKQ Corp.	472,597	19,612,776
Diversified Telecommunication Services - 2.0%
GCI Liberty, Inc. (A)(B)(C)(D)	293,004	0
Liberty Global Ltd., Class A (A)	1,298,126	25,300,476
		25,300,476
Electric Utilities - 4.8%
Evergy, Inc.	559,300	32,439,400
OGE Energy Corp.	760,042	29,466,828
		61,906,228
Electronic Equipment, Instruments & Components - 2.5%
TD SYNNEX Corp.	120,500	14,359,985
Vontier Corp.	454,638	17,835,449
		32,195,434
Energy Equipment & Services - 1.3%
Halliburton Co.	187,400	6,499,032
Noble Corp. PLC	203,100	9,590,382
		16,089,414
Entertainment - 1.5%
Warner Bros Discovery, Inc. (A)	2,174,500	18,809,425
Financial Services - 4.8%
Corpay, Inc. (A)	86,100	25,125,702
Fidelity National Information Services, Inc.	193,703	14,882,201
Global Payments, Inc.	216,600	22,015,224
		62,023,127
Food Products - 6.1%
Archer-Daniels-Midland Co.	327,800	20,326,878
Conagra Brands, Inc.	220,000	6,670,400
Kraft Heinz Co.	193,200	6,802,572
	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Post Holdings, Inc. (A)	188,400	$ 20,603,424
Tyson Foods, Inc., Class A	403,300	24,560,970
		78,964,244
Gas Utilities - 1.0%
National Fuel Gas Co.	219,300	12,848,787
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	683,900	24,497,298
Koninklijke Philips NV (A)(E)	657,205	18,520,037
Zimmer Biomet Holdings, Inc.	57,700	6,424,895
		49,442,230
Health Care Providers & Services - 4.9%
Centene Corp. (A)	346,200	26,629,704
Henry Schein, Inc. (A)	143,600	10,330,584
Labcorp Holdings, Inc.	122,855	26,467,881
		63,428,169
Insurance - 6.2%
Arch Capital Group Ltd. (A)	93,439	8,949,587
Fidelity National Financial, Inc.	410,222	22,730,401
Markel Group, Inc. (A)	13,970	22,894,735
Old Republic International Corp.	189,100	6,546,642
Willis Towers Watson PLC	68,245	19,264,199
		80,385,564
Interactive Media & Services - 2.7%
IAC, Inc. (A)	363,290	19,185,345
Match Group, Inc. (A)	417,500	15,923,450
		35,108,795
Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc., Class A (A)	85,903	29,066,139
Machinery - 1.3%
Allison Transmission Holdings, Inc.	71,900	6,369,621
CNH Industrial NV	1,019,668	10,859,464
		17,229,085
Media - 7.3%
Altice USA, Inc., Class A (A)	2,309,290	4,826,416
EchoStar Corp., Class A (A)	306,932	6,163,195
Fox Corp., Class A	509,300	19,373,772
Liberty Broadband Corp., Class C (A)	381,870	25,734,219
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,008,140	22,693,231
News Corp., Class A	549,800	15,163,484
		93,954,317
Metals & Mining - 0.9%
Commercial Metals Co.	185,500	11,148,550
Multi-Utilities - 7.3%
CenterPoint Energy, Inc.	820,002	22,755,055
Dominion Energy, Inc.	739,400	39,528,324
NiSource, Inc.	999,300	31,228,125
		93,511,504
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Office REITs - 0.9%
JBG SMITH Properties	736,762	$ 12,046,059
Oil, Gas & Consumable Fuels - 4.8%
HF Sinclair Corp.	255,288	13,139,674
Kinder Morgan, Inc.	1,172,602	24,777,080
Williams Cos., Inc.	572,100	24,565,974
		62,482,728
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	64,300	6,311,688
Pharmaceuticals - 6.6%
Jazz Pharmaceuticals PLC (A)	234,100	25,809,525
Organon & Co.	729,400	15,944,684
Perrigo Co. PLC	834,600	23,594,142
Viatris, Inc.	1,620,000	19,537,200
		84,885,551
Professional Services - 2.3%
Clarivate PLC (A)(E)	2,474,300	16,676,782
Jacobs Solutions, Inc.	91,000	13,317,850
		29,994,632
Specialized REITs - 2.1%
Crown Castle, Inc.	68,500	7,540,480
Gaming & Leisure Properties, Inc.	390,675	19,611,885
		27,152,365
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	96,500	$ 6,111,345
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	401,500	7,993,865
Total Common Stocks (Cost $1,062,575,092)		1,224,315,201

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2024, to be repurchased at $66,917,734 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $68,251,454.	$ 66,913,088	66,913,088
Total Repurchase Agreement (Cost $66,913,088)		66,913,088
Total Investments (Cost $1,129,488,180)		1,291,228,289
Net Other Assets (Liabilities) - (0.0)% (G)		(430,113)
Net Assets - 100.0%		$ 1,290,798,176
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$1,224,315,201	$—	$0	$1,224,315,201
Repurchase Agreement	—	66,913,088	—	66,913,088
Total Investments	$1,224,315,201	$66,913,088	$0	$1,291,228,289
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2024, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $12,757,706, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $13,018,911. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at July 31, 2024.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Level 3 security was not considered significant to the Fund.
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds